Federated International Small-Mid Company Fund
A Portfolio of Federated World Investment Series, Inc.
CLASS A SHARES (TICKER ISCAX)
CLASS C SHARES (TICKER ISCCX)
INSTITUTIONAL SHARES (TICKER ISCIX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
Effective immediately, please remove all references to Leonardo A. Vila.
January 30, 2019
Federated International Small-Mid Company Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454604 (1/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.